Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 265,357	$ 269,198
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2017 and $2,400 on December 31, 2016)	2,400	2,400
Available for sale (Amortized cost of $4,196,263 on December 31, 2017 and $4,218,841 on December 31, 2016)	4,152,070	4,177,349
Total investment securities	4,154,470	4,179,749
Loans	6,348,172	5,964,688
Less allowance for probable loan losses	(67,687)	(64,661)
Net loans	6,280,485	5,900,027
Bank premises and equipment, net	514,454	527,583
Accrued interest receivable	34,456	32,172
Other investments	571,415	517,162
Identified intangible assets, net		25
Goodwill	282,532	282,532
Other assets	81,529	95,593
Total assets	12,184,698	11,804,041
Deposits:
Demand - non-interest bearing	3,243,255	3,158,051
Savings and interest bearing demand	3,245,131	3,203,728
Time	2,056,506	2,248,310
Total deposits	8,544,892	8,610,089
Securities sold under repurchase agreements	353,805	504,985
Other borrowed funds	1,195,225	733,375
Junior subordinated deferrable interest debentures	160,416	160,416
Other liabilities	91,380	70,509
Total liabilities	10,345,718	10,079,374
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,019,028 shares on December 31, 2017 and 95,910,143 shares on December 31, 2016	96,019	95,910
Surplus	171,816	169,567
Retained earnings	1,891,805	1,777,963
Accumulated other comprehensive loss (including $0 on December 31, 2017 and $(3,287) on December 31, 2016 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	(28,397)	(26,697)
Total shareholders' equity before treasury stock	2,131,243	2,016,743
Less cost of shares in treasury, 29,939,545 shares on December 31, 2017 and 29,934,675 on December 31, 2016	(292,263)	(292,076)
Total shareholders' equity	1,838,980	1,724,667
Total liabilities and shareholders' equity	$ 12,184,698	$ 11,804,041